Fair Value (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fair Value Measurement [Line Items]
Total impaired commercial mortgage loans	$ 104.7	$ 82.3
Specific commercial mortgage loan loss allowance	26.6	20.4
Real Estate Owned [Member]
Fair Value Measurement [Line Items]
Capital losses recorded during the period on real estate owned measured on a nonrecurring basis and still held as of the balance sheet date	3.5	22.9
Commercial Mortgage Loans [Member]
Fair Value Measurement [Line Items]
Total impaired commercial mortgage loans	75.8	64.3
Total assets measured on a nonrecurring basis during the period and still held as of the balance sheet date	49.2	43.9
Specific commercial mortgage loan loss allowance	26.6	20.4
Index-Based Interest Guarantees [Member]
Fair Value Measurement [Line Items]
Impact on interest credited during the period due to changes in Level 3 actuarial assumptions	$ 1.9	$ 5.0